Revenue and segment information (Tables)	12 Months Ended
Dec. 31, 2020
Revenue and segment information
Disclosure of disaggregation of revenue

	PRC power	Overseas	All other	Inter-segment
For the year ended 31 December 2020	segment	segment	segments	revenue	Total
		Note i
-Sales of power and heat	150,752,779	10,700,000	—	—	161,452,779
-Sales of coal and raw materials	1,857,484	29,780	—	—	1,887,264
-Port service	—	—	510,765	(312,625)	198,140
-Transportation service	—	—	153,679	(102,155)	51,524
-Lease income	86,136	1,544,118	—	—	1,630,254
-Others	1,392,275	2,823,775	26,161	(15,834)	4,226,377
Total	154,088,674	15,097,673	690,605	(430,614)	169,446,338
Revenue:
-From contracts with customers within the scope of IFRS15					167,816,084
-From other sources					1,630,254

5	Revenue and segment information (continued)
(a)	Disaggregation of revenue (continued)

	PRC power	Overseas	All other	Inter-segment
For the year ended 31 December 2019	segment	segment	segments	revenue	Total
		Note i
-Sales of power and heat	152,806,163	12,129,652	—	—	164,935,815
-Sales of coal and raw materials	1,353,538	527,798	—	—	1,881,336
-Port service	—	—	505,485	(330,272)	175,213
-Transportation service	—	—	166,816	(118,297)	48,519
-Lease income	161,525	1,689,878	—	—	1,851,403
-Others	1,320,409	3,788,133	28,185	(19,612)	5,117,115
Total	155,641,635	18,135,461	700,486	(468,181)	174,009,401
Revenue:
-From contracts with customers within the scope of IFRS15					172,157,998
-From other sources					1,851,403

	PRC power	Overseas	All other	Inter-segment
For the year ended 31 December 2018	segment	segment	segments	revenue	Total
		Note i
-Sales of power and heat	154,816,070	11,490,601	—	—	166,306,671
-Sales of coal and raw materials	649,374	214,402	—	—	863,776
-Port service	—	—	441,637	(296,639)	144,998
-Transportation service	—	—	206,691	(153,334)	53,357
-Others	1,860,823	297,857	45,071	(21,929)	2,181,822

Total	157,326,267	12,002,860	693,399	(471,902)	169,550,624

Revenue:
-From contracts with
customers within the scope of IFRS15					169,467,647
-From other sources					82,977

Revenue information under PRC GAAP

				(Under PRC GAAP)
	PRC power	Overseas	All other
	segment	segment	segments	Total
For the year ended 31 December 2020
Total revenue	154,174,151	15,005,045	690,605	169,869,801
Intersegment revenue	—	—	(430,614)	(430,614)
External revenue	154,174,151	15,005,045	259,991	169,439,187
Segment results	7,634,662	896,315	225,969	8,756,946
Interest income	144,124	145,955	2,680	292,759
Interest expense	(8,096,150)	(943,797)	(152,378)	(9,192,325)
Impairment loss	(6,114,200)	536	—	(6,113,664)
Credit loss	(49,116)	(70,900)	—	(120,016)
Depreciation and amortization	(20,237,935)	(809,284)	(218,951)	(21,266,170)
Net (loss)/income on disposal of non-current assets	(612,263)	20	(3)	(612,246)
Share of profits less losses of associates and joint ventures	1,316,377	—	298,815	1,615,192
Income tax expense	(3,087,995)	(6,063)	(16,350)	(3,110,408)

5	Revenue and segment information (continued)
(b)	Segment information (continued)

				(Under PRC GAAP)
	PRC power	Overseas	All other
	segment	segment	segments	Total
For the year ended 31 December 2019 (Restated*)
Total revenue	155,739,959	17,610,861	700,486	174,051,306
Intersegment revenue	—	—	(468,181)	(468,181)
External revenue	155,739,959	17,610,861	232,305	173,583,125
Segment results	4,658,738	162,465	(204,137)	4,617,066
Interest income	163,389	100,177	1,404	264,970
Interest expense	(9,295,893)	(1,308,380)	(114,490)	(10,718,763)
Impairment loss	(5,445,635)	(6,119)	(485,325)	(5,937,079)
Credit loss	(6,570)	(67,987)	—	(74,557)
Depreciation and amortization	(20,012,936)	(752,285)	(167,553)	(20,932,774)
Net gain/(loss) on disposal of non-current assets	132,902	4,189	(3)	137,088
Share of profits less losses of associates and joint ventures	745,980	—	240,330	986,310
Income tax expense	(2,501,871)	89,006	(22,140)	(2,435,005)

	PRC power	Overseas	All other
	segment	segment	segments	Total

For the year ended 31 December 2018 ***
Total revenue	157,636,808	12,002,860	693,399	170,333,067
Intersegment revenue	—	—	(471,902)	(471,902)

External revenue	157,636,808	12,002,860	221,497	169,861,165
Segment results	3,596,245	(363,636)	389,876	3,622,485

Interest income	163,699	69,841	2,198	235,738
Interest expense	(9,879,911)	(465,099)	(101,694)	(10,446,704)
Impairment loss	(895,121)	(251,031)	—	(1,146,152)
Credit loss	(38,368)	(4,210)	—	(42,578)
Depreciation and amortization	(18,909,485)	(774,625)	(142,179)	(19,826,289)
Net gain/(loss) on disposal of non-current assets	70,186	(1,052)	(11)	69,123
Share of profits less losses of associates and joint ventures	640,057	737,185	307,417	1,684,659
Income tax expense	(1,146,997)	134,573	(16,523)	(1,028,947)

Assets and liabilities information under PRC GAAP

				(Under PRC GAAP)
	PRC power	Overseas	All other
	segment	segment	segments	Total
31 December 2020
Segment assets	382,917,976	39,922,997	9,883,826	432,724,799
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	38,156,544	432,151	186,313	38,775,008
Investments in associates	14,230,345	—	3,855,842	18,086,187
Investments in joint ventures	1,550,986	—	1,193,536	2,744,522
Segment liabilities	(265,407,038)	(23,933,317)	(4,501,554)	(293,841,909)

	PRC power	Overseas	All other
	segment	segment	segments	Total

31 December 2019 (Restated*)
Segment assets	356,050,595	43,122,947	9,857,566	409,031,108
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	40,556,999	716,642	251,957	41,525,598
Investments in associates	13,187,050	—	3,540,265	16,727,315
Investments in joint ventures	1,239,866	—	1,232,556	2,472,422
Segment liabilities	(263,469,330)	(27,397,122)	(2,552,860)	(293,419,312)

Reconciliation of external revenue to operating revenue

	For the year ended 31 December
	2020	2019(Restated*)	2018***
External revenue (PRC GAAP)	169,439,187	173,583,125	169,861,165
Reconciling items:
Impact of restatement under PRC GAAP in relation to business combination under common control*(Note 39)	(85,477)	(98,324)	(310,541)
Impact of recognition of build-operate-transfer (BOT) related revenue under IFRSs	92,628	524,600	—
Operating revenue per IFRS consolidated statement of comprehensive income	169,446,338	174,009,401	169,550,624

Reconciliation of segment result to profit before income tax expense

	For the year ended 31 December
	2020	2019(Restated*)	2018***
Segment results (PRC GAAP)	8,756,946	4,617,066	3,622,485
Reconciling items:
Loss related to the headquarters	(132,234)	(155,395)	(354,162)
Share of profits of Huaneng Finance	188,643	200,810	166,864
Dividend income of other equity instrument investments	775	685	1,168
Impact of restatement under PRC GAAP in relation to business combination under common control* (Note 39)	(13,995)	149,645	7,121
Impact of other IFRS adjustments**	(4,026,399)	(1,693,351)	(1,470,329)
Profit before income tax expense per IFRS consolidated statement of comprehensive income	4,773,736	3,119,460	1,973,147

Reportable segments' assets reconciled to total assets

	As at 31 December
	2020	2019(Restated*)
Total segment assets (PRC GAAP)	432,724,799	409,031,108
Reconciling items:
Investment in Huaneng Finance	1,394,030	1,416,183
Deferred income tax assets	2,996,690	3,271,488
Prepaid income tax	133,090	139,617
Other equity instrument investments	664,946	779,217
Corporate assets	292,197	361,441
Impact of restatement under PRC GAAP in relation to business combination under common control* (Note 39)	—	(1,402,511)
Impact of other IFRS adjustments**	11,698,906	14,653,520
Total assets per IFRS consolidated statement of financial position	449,904,658	428,250,063

Reportable segments' liabilities reconciled to total liabilities

	As at 31 December
	2020	2019(Restated*)
Total segment liabilities (PRC GAAP)	(293,841,909)	(293,419,312)
Reconciling items:
Current income tax liabilities	(288,106)	(748,957)
Deferred income tax liabilities	(977,810)	(996,021)
Corporate liabilities	(1,622,574)	(2,458,677)
Impact of restatement under PRC GAAP in relation to business combination under common control* (Note 39)	—	1,315,267
Impact of other IFRS adjustments**	(1,558,061)	(1,563,317)
Total liabilities per IFRS consolidated statement of financial position	(298,288,460)	(297,871,017)

Other material items

				Impact of
				restatement under
				PRC GAAP in
				relation to
			Share of	business
			profits of	combination under	Impact of other
	Reportable		Huaneng	common control*	IFRS
	segment total	Headquarters	Finance	(Note 39)	adjustments**	Total
For the year ended 31 December 2020
Total revenue	169,439,187	—	—	(85,477)	92,628	169,446,338
Interest expense	(9,192,325)	(37,293)	—	29,006	—	(9,200,612)
Depreciation and amortization	(21,266,170)	(36,434)	—	26,023	(997,912)	(22,274,493)
Impairment loss	(6,113,664)	—	—	—	(2,811,385)	(8,925,049)
Credit loss	(120,016)	—	—	—	(52,695)	(172,711)
Share of profits less losses of associates and joint ventures	1,615,192	—	188,643	—	(29,513)	1,774,322
Net loss on disposal of non-current assets	(612,246)	—	—	—	(14,411)	(626,657)
Income tax expense	(3,110,408)	—	—	176	947,059	(2,163,173)

For the year ended 31 December 2019 (Restated*)
Total revenue	173,583,125	—	—	(98,324)	524,600	174,009,401
Interest expense	(10,718,763)	(79,554)	—	35,599	—	(10,762,718)
Depreciation and amortization	(20,932,774)	(14,147)	—	59,679	(1,079,563)	(21,966,805)
Impairment loss	(5,937,079)	—	—	125,259	(373,037)	(6,184,857)
Credit loss	(74,557)	—	—	—	—	(74,557)
Share of profits less losses of associates and joint ventures	986,310	—	200,810	—	(1,498)	1,185,622
Net gain/(loss) on disposal of non-current assets	137,088	—	—	—	(67,639)	69,449
Income tax expense	(2,435,005)	—	—	108	423,642	(2,011,255)

For the year ended 31 December 2018 ***
Total revenue	169,861,165	—	—	(310,541)	—	169,550,624
Interest expense	(10,446,704)	(98,398)	—	58,690	—	(10,486,412)
Depreciation and amortization	(19,826,289)	(26,122)	—	167,910	(1,231,613)	(20,916,114)
Impairment loss	(1,146,152)	—	—	(8)	(650,322)	(1,796,482)
Credit loss	(42,578)	—	—	1,611	—	(40,967)
Share of profits less losses of associates and joint ventures	1,684,659	—	166,864	—	(28,108)	1,823,415
Net gain/(loss) on disposal of non-current assets	69,123	(5)	—	—	(26,612)	42,506
Income tax expense	(1,028,947)	—	—	3,936	381,838	(643,173)

Countries that external revenue generated from

	For the year ended 31 December
	2020	2019	2018
PRC	154,348,665	155,873,940	157,547,764
Overseas	15,097,673	18,135,461	12,002,860
Total	169,446,338	174,009,401	169,550,624

Countries that non-current assets (excluding financial assets and deferred income tax assets) located

	As at 31 December
	2020	2019
PRC	346,766,179	327,410,156
Overseas	23,275,028	24,830,127
Total	370,041,207	352,240,283

Information on sales to major customers

	For the year ended 31 December
	2020		2019		2018
	Amount	Proportion	Amount	Proportion	Amount	Proportion
State Grid Shandong Electric Power Company	27,265,600	16%	29,575,604	17%	31,156,948	18%

Transaction price allocated to remaining performance obligations (unsatisfied or partially unsatisfied)

	As at 31 December
	2020	2019
Within 1 year	268,001	220,046
Over 1 year	2,355,763	2,223,208
Total (Note 25)	2,623,764	2,443,254